CONSOLIDATED BALANCE SHEET - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Assets - Non-current
Goodwill	£ 515,724	£ 239,249	[1]
Intangible assets	127,797	65,473	[1]
Property, plant and equipment	20,638	25,940	[1]
Lease right-of-use assets	53,294	65,084	[1]
Deferred tax assets	18,323	20,926	[1]
Financial assets and other receivables	10,499	5,242	[1]
Total	746,275	421,914	[1]
Assets - Current
Trade and other receivables	193,673	179,550	[1]
Corporation tax receivable	11,402	3,842	[1]
Financial assets	183	56	[1]
Cash and cash equivalents	62,358	164,703	[1],[2]
Total	267,616	348,151	[1]
Total assets	1,013,891	770,065	[1]
Liabilities - Current
Lease liabilities	14,450	14,573	[1]
Trade and other payables	116,569	91,828	[1]
Corporation tax payable	8,556	5,402	[1]
Contingent consideration	8,444	7,650	[1]
Deferred consideration	5,840	1,267	[1]
Total	153,859	120,720	[1]
Liabilities - Non-current
Borrowings	144,754	0
Lease liabilities	43,557	54,441	[1]
Deferred tax liabilities	30,814	14,434	[1]
Contingent consideration	0	3,809	[1]
Deferred consideration	943	4,837	[1]
Other liabilities	509	516	[1]
Total	220,577	78,037	[1]
Equity
Share capital	1,180	1,155	[1]
Share premium	21,280	14,625	[1]
Merger relief reserve	63,440	42,805	[1]
Retained earnings	573,640	522,926	[1]
Other reserves	(20,059)	(10,176)	[1]
Investment in own shares	(26)	(27)	[1]
Total	639,455	571,308	[1]
Total liabilities and equity	£ 1,013,891	£ 770,065	[1]

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).
[2]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities